Document and Entity Information	Oct. 02, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	true
Entity Central Index Key	0000895728
Document Type	8-K/A
Document Period End Date	Oct. 02, 2022
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	1-403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K (this “Amendment No. 2”) amends Item 5.02 of Enbridge Inc.’s (“Enbridge”) Current Report on Form 8-K filed on October 4, 2022 (the “Original Form 8-K”), as amended by Amendment No. 1 to the Original Form 8-K filed on December 15, 2022 (“Amendment No. 1”). This Amendment No. 2 should be read in conjunction with the Original Form 8-K and Amendment No. 1. Except as set forth below, the Original Form 8-K, as amended by Amendment No. 1, remains unchanged.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Sec 6.375 Fixedtofloating Rate Subordinated Notes Series 2018b Due 2078 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE